Intangible assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31, 2025	As of December 31, 2024

Patents	$118,265	$115,051
Less: accumulated amortization	(118,265)	(109,423)
Intangible assets, net	$—	$5,628

Amortization expense For the years ended December 31, 2025, 2024, and 2023 amounted to $5,629, $10,603, and $11,355, respectively.